Shareholders' Equity (Exelon and Utility Registrants)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Shareholders' Equity (Exelon and Utility Registrants) [Text Block]	Shareholders' Equity (All Registrants)ComEd Common Stock Warrants
The following table presents warrants outstanding to purchase ComEd common stock and shares of common stock reserved for the conversion of warrants. The warrants entitle the holders to convert such warrants into common stock of ComEd at a conversion rate of one share of common stock for three warrants.

	December 31,
	2021	2020
Warrants outstanding	60,061	60,143
Common Stock reserved for conversion	20,020	20,048
Share Repurchases
There currently is no Exelon Board of Director authority to repurchase shares. Any previous shares repurchased are held as treasury shares, at cost, unless cancelled or reissued at the discretion of Exelon’s management.
Preferred and Preference Securities
The following table presents Exelon, ComEd, PECO, BGE, Pepco, and ACE's shares of preferred securities authorized, none of which were outstanding, as of December 31, 2021 and 2020. There are no shares of preferred securities authorized for DPL.

Preferred Securities Authorized
Exelon	100,000,000
ComEd	850,000
PECO	15,000,000
BGE	1,000,000
Pepco	6,000,000
ACE(a)	2,799,979
__________
(a)Includes 799,979 shares of cumulative preferred stock and 2,000,000 of no-par preferred stock as of December 31, 2021 and 2020.
The following table presents ComEd's, BGE's, and ACE's preference securities authorized, none of which were outstanding as of December 31, 2021 and 2020. There are no shares of preference securities authorized for Exelon, PECO, Pepco, and DPL.

Preference Securities Authorized
ComEd	6,810,451
BGE(a)	6,500,000
ACE	3,000,000
__________
(a)Includes 4,600,000 shares of unclassified preference securities and 1,900,000 shares of previously redeemed preference securities as of December 31, 2021 and 2020.